CONSOLIDATED STATEMENTS CONERTIBLE PREFERRED STOCK NON-CONTROLLING INTERESTS AND STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Noncontrolling Interest [Member]	Convertible Preferred Stock and Non-Controlling Interests [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stockholders’ Notes Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit during Development Stage [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]
Balance at Dec. 31, 2012	$ (41,163,550)	$ 6,350,526	$ 42,759,192	$ 1,827	$ 10,199,420	$ (195,197)	$ 39,113	$ (51,208,713)	$ 254,525	$ 6,926,180	$ 5,745,127	$ 23,482,834
Balance (in shares) at Dec. 31, 2012				182,744					2,483,692	8,073,508	3,351,156	19,557,392
Receipt of stock subscription receivable related to the exercise of common stock options	197		0			197
Stock-based compensation	184,030		0		184,030
Exercise of common stock options	1,121		0	17	1,104
Exercise of common stock options (in shares)				1,730
Net income (loss) attributable to non-controlling interest	196,862	196,862	196,862
Translation adjustment	13,810	8,827	8,827				13,810
Net loss	(3,879,447)		0					(3,879,447)
Balance at Dec. 31, 2013	(44,843,839)	6,556,215	42,964,881	1,844	10,384,554	(195,000)	52,923	(55,088,160)	254,525	6,926,180	5,745,127	23,482,834
Balance (in shares) at Dec. 31, 2013				184,474					2,483,692	8,073,508	3,351,156	19,557,392
Stock-based compensation	26,815		0		26,815
Exercise of common stock options	6,500			23	6,477
Exercise of common stock options (in shares)				2,277
Net income (loss) attributable to non-controlling interest	222,484
Translation adjustment	3,621	1,889	1,889				3,621
Cancellation of shareholder note receivable	136,176		0			136,176
Loss on modification and extinguishment of 2013 Notes payable due to related party treated as an equity transaction	(668,000)		0		(668,000)
Gain on troubled debt restructuring of 2012 Notes payable due from related parties treated as an equity transaction	200,918		0		200,918
Issuance of shares as settlement of a liability	105,000			151	104,849
Issuance of shares as settlement of a liability (in shares)				15,036
Net loss	(1,773,992)	222,484	222,484					(1,773,992)
Balance at Dec. 31, 2014	(46,806,801)	6,780,588	43,189,254	2,018	10,055,613	(58,824)	56,544	(56,862,152)	254,525	6,926,180	5,745,127	23,482,834
Balance (in shares) at Dec. 31, 2014				201,787					2,483,692	8,073,508	3,351,156	19,557,392
Stock-based compensation	484,540				484,540
Issuance of common stock upon IPO	4,099,500			6,833	4,092,667
Issuance of common stock upon IPO (in shares)				683,250
Expenses related to initial public offering	(1,373,858)				(1,373,858)
Conversion of preferred stock to common stock at $6.00 per share ($0.01 par value)	36,408,666		(36,408,666)	45,678	36,362,988				(254,525)	(6,926,180)	(5,745,127)	(23,482,834)
Conversion of preferred stock to common stock at $6.00 per share ($0.01 par value) (in shares)				4,567,782					(2,483,692)	(8,073,508)	(3,351,156)	(19,557,392)
Conversion of promissory notes to common stock at $4.20 per share	3,532,694			8,660	3,524,034
Conversion of promissory notes to common stock at $4.20 per share (in shares)				866,056
Beneficial conversion feature on conversion of Notes upon the IPO	1,663,873				1,663,873
Exercise of common stock options	14,948			231	14,717
Exercise of common stock options (in shares)	23,075			23,075
Exercise of common warrants upon initial public offering	0			97	(97)
Exercise of common warrants upon initial public offering (in shares)				9,748
Deemed dividend to preferred stockholders upon the consummation of the initial public offering	8,222,008							8,222,008
Conversion of non-controlling interest to common stock	6,818,732	(6,818,732)	(6,818,732)		6,818,732
Reclassification of previously issued warrant liability to stockholders' equity	79,930				79,930
Net income (loss) attributable to non-controlling interest	5,177
Translation adjustment	13,181	32,967	32,967				18,358
Net loss	(11,028,271)	5,177	5,177					(11,028,271)
Balance at Mar. 31, 2015	$ 2,134,319	$ 0	$ 0	$ 63,517	$ 61,723,139	$ (58,824)	$ 74,902	$ (59,668,415)	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Mar. 31, 2015				6,351,698					0	0	0	0